Subsequent Events, textual (Details) (USD $) In Thousands, except Share data, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 [ConstructionContractsMember]	Dec. 31, 2013 [DebtMember]	Dec. 31, 2013 [SeriesBPreferredStockMember]	Dec. 31, 2013 [AnnualIncentiveBonusMember]	Dec. 31, 2013 [StockCompensationPlanMember]	Dec. 31, 2013 [DianaEnterprisesIncMember]
Subsequent Event [Line Items]
Subsequent Event, Date			Jan. 08, 2014	Jan. 09, 2014	Feb. 24, 2014	Feb. 17, 2014	Feb. 17, 2014	Mar. 04, 2014
Restricted stock issued subsequent to year-end							550,000
Vesting period of restricted stock issued							3 years
Debt Instrument, Face Amount				$ 18,000
Contract Price Of Vessels Under Construction			28,825
Debt Issuance Costs				135
Preferred Stock Shares Issued	0	0			2,600,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01			$ 0.01
Preferred Stock Value Per Share					$ 25
Proceeds from issuance of preferred stock					62,590
Monthly Brokerage Fee Revised								104
Accrued Bonus						1,082
Unrecognized cost for unvested restricted shares							$ 6,859